Long-term debt - CIBC Loan (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 04, 2020 USD ($)	Jul. 30, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
CIBC loan			$ 9,135	$ 9,135	$ 9,135
Less: Current portion					3,961	$ 5,145	$ 982	$ 1,340
Long-term portion					5,174	6,720	7,782	10,616
Changes during the period
Balance - Beginning of period			9,135	8,764
Interest and accretion expense			472	940
Foreign exchange			(290)	440
Repayment			$ (9,317)	(1,009)
Balance - End of period				$ 9,135
Less: Current portion					3,961	5,145	982	1,340
Long-term portion					$ 5,174	$ 6,720	$ 7,782	$ 10,616
CIBC loan
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds		$ 12,500
Adjustment to interest rate basis (as a percent)		2.50%
CIBC loan | Repayment of CIBC loan
Disclosure of detailed information about borrowings [line items]
Amount repaid	$ 9,317